Revenue - Schedule of Net Operating Revenue (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Revenue from supply of energy (a)		R$ 31,671	R$ 30,158	R$ 29,619
Revenue from use of the electricity distribution systems (TUSD)		4,417	3,685	3,448
CVA and Other financial components (b)	[1],[2]	(213)	(1,147)	2,146
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization (1)	[3]	1,909	2,360	1,317
Transmission revenue
Transmission operation and maintenance revenue (c)		373	413	355
Transmission construction revenue (c)		242	407	252
Interest revenue arising from the financing component in the transmission contract asset (c) (Note 15)		524	575	660
Generation indemnity revenue (Note 14.1)		93	47
Distribution construction revenue		3,899	3,246	1,852
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession		149	39	54
Revenue on financial updating of the Concession Grant Fee (e)		412	467	523
Transactions in energy on the CCEE (f)		146	183	1,157
Mechanism for the sale of surplus (g)		(4)	453	453
Supply of gas		4,139	4,529	3,470
Fine for violation of service continuity indicator		(139)	(94)	(70)
Advances for services provided				154
PIS/Pasep and Cofins credits to be refunded to consumers	[4]	0	(830)
Other operating revenues (h)		2,316	2,658	1,935
Deductions on revenue (i)		(13,084)	(12,686)	(13,679)
Net revenue		R$ 36,850	R$ 34,463	R$ 33,646

[1]	As per GREG/MME Resolution 3, the effect of the water scarcity tariff ‘Flag’, which was in force until April 2022, resulted in a significant reduction of revenue in 2022. Due to the better hydrological conditions, the tariff flag was ‘green’ as from May 2022, and produced no effect in the whole of 2023.
[2]	This income derives from the total additions and amortizations shown in note 13.d.
[3]	More information in note 18.
[4]	This is the result of recognition of the effects of Law 14.385/22, which ordered that the amounts of credits of PIS, Pasep and Cofins wrongly charged on the ICMS tax component of electricity bills should be reimbursed in their entirety to the customers of electricity distributors.